PFPC Inc.
                               3200 Horizon Drive
                            King of Prussia, PA 19406
                                 (610) 239-4519


RULE 497(j) LETTER

VIA EDGAR


July 2, 2001


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attention:  Filing Desk

Re:      Kelmoore Strategic Trust (the "Registrant")
         1933 Act Registration No. 333-69365
         1940 Act Registration No. 811-09165

To the Staff of the Commission:

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Kelmoore Strategic Trust (the "Trust") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on June 28, 2001.

          Please contact the undersigned at the above number should you have any questions.

Sincerely,


/s/Christine Mason
------------------------
Christine Mason
Regulatory Administrator